Accounting Pronouncements Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jan. 01, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Partners' equity	$ (1,662,404)		$ (1,821,686)
Investments in and advances to equity-accounted joint ventures	(1,082,346)		(1,155,316)
Non-controlling interest	56,083		55,289
Other long-term liabilities	$ 52,635		$ 49,182
Accounting Standards Update 2016-13 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Partners' equity		$ 50,800
Investments in and advances to equity-accounted joint ventures		40,000
Net Investment in Direct Financing and Sales Type Leases		11,200
Non-controlling interest		(2,500)
Other long-term liabilities		$ 2,100